Long-Term Debt - Senior Secured Credit Facilities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	12 Months Ended			1 Months Ended	7 Months Ended	6 Months Ended	10 Months Ended
	Feb. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 07, 2014	Jul. 25, 2014	Jul. 12, 2013	Oct. 29, 2014	Mar. 24, 2014	Jul. 26, 2011	Mar. 15, 2013	Nov. 18, 2013	Aug. 20, 2013	Jul. 07, 2014	Feb. 02, 2015	Jan. 20, 2015	Jan. 09, 2015	Nov. 18, 2014	Nov. 14, 2014	Oct. 31, 2014	Dec. 23, 2014
Debt Instrument, Unused Borrowing Capacity, Amount		$ 0	$ 450,000
Line Of Credit Facility Unused Capacity Commitment Fee Percentage Range			1.40%
Amortization and write off of Financing Costs		50,551	46,006	17,565
Loan Facilities		5,517,613	5,568,003
Payment of financing costs	22,400	48,913	84,066	35,431
Weighted Average Interest Rate		6.60%	6.63%	6.35%
Ocean Rig Mylos
Variable rate basis	LIBOR
Ocean Rig Skyros
Variable rate basis	LIBOR
Ocean Rig Athena
Variable rate basis	LIBOR
Debt Instrument, Face Amount									450,000
New Term Loan B
Debt Instrument, Face Amount						1,300,000
Maturity Date Of Loan					Q3 2020	25 July 2021
Release of restricted cash upon the repayment						75,000
Amortization and write off of Financing Costs						19,797
Secured Credit Facility
Debt Instrument, Face Amount		325,000
Fixed Rate
Line of credit facility amount outstanding		3,173,000
Ocean Rig | Loan Facilities Drilling Segment 1
Debt Instrument, Face Amount							495,000
Ocean Rig | Loan Facilities Drilling Segment 2
Debt Instrument, Face Amount							495,000
Ocean Rig | Tranche B1 Term Loans
Line Of Credit Facility Maximum Borrowing Capacity							975,000
Debt Instrument, Face Amount										100,000
Maturity Date Of Loan							Q3 2016
Ocean Rig | Tranche B2 Term Loans
Line Of Credit Facility Maximum Borrowing Capacity							825,000
Ocean Rig | Drillships Financing Holding Inc. ("DFHI") and Drillships Project Inc.
Maturity Date Of Loan							Q1 2021
Loan Facilities							1,800,000
Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena
Debt Instrument, Face Amount	1,350,000
Credit Agreement With Far Eastern Shipyard
Number of shares pledged as additional security											1,602,500
Debt Instrument, Face Amount											12,500
Debt Instrument, Convertible, Effective Interest Rate											3.00%
Existing bank loans amount repaid
Release of restricted cash upon the repayment							131,600
Amortization and write off of Financing Costs							23,300
Loan Facilities							1,519,168
Commercial lenders, or the Commercial Facilities | Ocean Rig Mylos
Debt Instrument, Face Amount	150,000
Commercial lenders, or the Commercial Facilities | Ocean Rig Skyros
Debt Instrument, Face Amount	150,000
Commercial lenders, or the Commercial Facilities | Ocean Rig Athena
Debt Instrument, Face Amount	150,000
Eksportkreditt Norge AS, or the Eksportkreditt GIEK Facilities | Ocean Rig Mylos
Debt Instrument, Face Amount	150,000
Eksportkreditt Norge AS, or the Eksportkreditt GIEK Facilities | Ocean Rig Skyros
Debt Instrument, Face Amount	150,000
Eksportkreditt Norge AS, or the Eksportkreditt GIEK Facilities | Ocean Rig Athena
Debt Instrument, Face Amount	150,000
Export-Import Bank of Korea, or the Kexim Facilities | Ocean Rig Mylos
Debt Instrument, Face Amount	150,000
Export-Import Bank of Korea, or the Kexim Facilities | Ocean Rig Skyros
Debt Instrument, Face Amount	150,000
Export-Import Bank of Korea, or the Kexim Facilities | Ocean Rig Athena
Debt Instrument, Face Amount	150,000
628.8 million credit facility amendment | Two supplemental agreements
Number of shares pledged as additional security												7,800,000
Restricted Cash												55,000
Ocean Rig Mylos and Ocean Rig Skyros
Debt Instrument, Face Amount													900,000
Commerzbank Senior Secured Credit Facility
Line of credit facility amount outstanding														35,000
Cash prepayment														2,700
ABN AMRO Secured Bridge Loan Facility
Line of credit facility amount outstanding																			200,000
Number of shares pledged as additional security																	8,000,000
Ocean Rig shares registered																		78,301,755	45,129,069
Cash prepayment															5,000	10,000
Nordea Bank
Variable rate basis								LIBOR
Debt Instrument, Face Amount								170,000
Nordea Bank | Secured Credit Facility
Line of credit facility amount outstanding																				$ 50,010
Two Senior Secured Credit Facilities
Number of shares pledged as additional security																					8,775,055